UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
FOR THE MONTHLY REPORTING PERIOD FROM November 1, 2007 THROUGH November 30, 2007
COMMISSION FILE NUMBER OF ISSUING ENTITY: 333-141065
Advanta Business Card Master Trust
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)
Advanta Business Receivables Corp.
(Exact name of depositor as specified in its charter)
Advanta Bank Corp.
(Exact name of sponsor as specified in its charter)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Wilmington Trust Company,
Rodney Square North
1100 North Market St.
Wilmington, DE, 19890
(Address of principal executive offices of issuing entity)
(302) 651-8951
(Telephone number, including area code)
23-2852207
(I.R.S. Employer Identification No. Issuing Entity)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

     PART I. Distribution Information
Item 1. Distribution and Pool Performance Information:
Response to Item 1 is set forth in Exhibit 99.
     PART II. Other Information
Item 8.01. Other Information
Defined terms used in this 10-D but not defined herein have the meanings ascribed to them in Advanta Business Card Master Trust Master Indenture or the applicable Indenture Supplement for each Series listed in Item 9.01 below.
As of November 30, 2007, the Advanta Business Card Master Trust receivables balance was $6.1 billion. Additional receivables with a balance of approximately $98 million (as of November 30, 2007) will be added to the Trust effective today, December 20, 2007.
In accordance with the terms of the respective AdvantaSeries Terms Document, the Accumulation Period for the following tranches has been postponed and is expected to begin on the dates indicated below:

	Expected Start of	Expected Final
AdvantaSeries Tranche	Accumulation Period	Principal Payment Date
AdvantaSeries Class A(2005-A4)	December 31, 2007	February 20, 2008
AdvantaSeries Class A(2005-A1)	March 31, 2008	May 20, 2008
AdvantaSeries Class D(2005-D1)	April 30, 2008	June 20, 2008
AdvantaSeries Class C(2005-C1)	July 31, 2008	September 22, 2008
AdvantaSeries Class A(2005-A3)	September 30, 2008	November 20, 2008
In accordance with the Series 2001-A Indenture Supplement, the Accumulation Period for Series 2001-A has been postponed and is expected to begin at the close of business on January 31, 2008. The Reserve Account Funding Date for Series 2001-A is today, the December 2007 Payment Date. The Reserve Account for Series 2001-A is now fully funded. The Expected Final Principal Payment Date is the April 2008 Payment Date.
On December 10, 2007, the amount outstanding in Series 2007-A, one of the Advanta Business Card Master Trust variable funding notes issued to a commercial paper conduit, was increased by $90 million. The total amount outstanding in Series 2007-A as of today, December 20, 2007, is $93.5 million.

On December 18, 2007, the amount outstanding in Series 1997-A, one of the Advanta Business Card Master Trust variable funding notes issued to a commercial paper conduit, was increased by $75 million. The total amount outstanding in Series 1997-A as of today, December 20, 2007, is $81.7 million.
Item 9 — Exhibits
Item 9.01 (c). Exhibits
The following are filed as exhibits to this Report under Exhibit 99:
99.1	Series 2001-A Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of November 1, 2007 through November 30, 2007

99.2	AdvantaSeries Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of November 1, 2007 through November 30, 2007

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ADVANTA BUSINESS RECEIVABLES CORP. (Depositor)

By: Name:	/s/ Susan A. McVeigh Susan A. McVeigh
Title:	Vice President and Treasurer

ADVANTA BANK CORP. (Servicer)

By: Name:	/s/ Michael Coco Michael Coco
Title:	Vice President and Treasurer
Dated: December 20, 2007

Exhibit Index
Exhibit No.
The following are filed as exhibits to this Report under Exhibit 99:
99.1	Series 2001-A Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of November 1, 2007 through November 30, 2007

99.2	AdvantaSeries Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of November 1, 2007 through November 30, 2007

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